Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consist of the following:

	December 31,
	2012	2013
Components and raw materials	180,575	78,579
Work in process	196,313	31,442
Finished goods	91,799	20,073
Total inventories, gross	468,687	130,094
Allowance for obsolescence	(65,287)	(25,627)
Total inventories, net	403,400	104,467

Schedule of Changes In Allowance For Obsolescence
The changes in the allowance for obsolescence and/or lower market value are as follows:

	December 31,
	2012	2013
Balance at beginning of year	(58,989)	(65,287)
Deconsolidation ASMPT	—	39,146
Charged to cost of sales	(10,858)	(8,648)
Utilization	3,569	6,464
Foreign currency translation effect	991	2,698
Balance at end of year	(65,287)	(25,627)